Trade and Other Payables	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables
Trade and Other Payables

	2018 £’000	2017 £’000
Trade payables	£4,504	£3,722
Other taxation and social security	3,219	4,336
Other liabilities	1,177	3,869
Accruals	28,932	10,827
Deferred income	2,411	1,604
Total trade and other payables	£40,243	£24,358